Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable

Note 5 – Notes Payable

A summary of the notes payable activity during the six months ended June 30, 2019 is presented below:

	Related Party	Convertible		Other		Debt
	Notes	Notes		Notes		Discount	Total
Outstanding, January 1, 2019	$720,000	$4,309,415		$132,501		$(1,012,363)	$4,149,553
Issuances	475,000	6,000,152	[1]	-		-	6,475,152
Exchanges for equity	-	(1,550,471)		-		354,900	(1,195,571)
Repayments	(15,000)	(2,186,629)		-		187,484	(2,014,145)
Extinguishment of notes payable	-	-		(148,014)	[1]	6,196	(141,818)
Recognition of debt discount	-	-		-		(3,565,622)	(3,565,622)
Accretion of interest expense	-	-		-		235,122	235,122
Accrued interest reclassified to notes payable principal	-	-		23,013		-	23,013
Amortization of debt discount	-	-		-		1,734,403	1,734,403
Outstanding, June 30, 2019 [2]	$1,180,000	$6,572,467	[3]	$7,500		$(2,059,880)	$5,700,087

[1]	During the six months ended June 30, 2019, a convertible note in the principal amount of $148,014 was issued concurrently with the extinguishment of a certain note payable in the same aggregate principal amount. See below within Note 5 – Notes Payable – Conversions, Exchanges and Other for additional details.

[2]	As of June 30, 2019, outstanding related party notes, convertible notes and other notes in the aggregate principal amounts of $0, $168,000 and $7,500, respectively, were considered past due.

[3]	As of June 30, 2019, a portion of convertible notes with an aggregate principal balance of $3,808,241 were convertible into shares of common stock at the election of the holder any time until the balance has been paid in full. As of June 30, 2019, a portion of convertible notes with an aggregate principal balance of $2,764,226, which are not currently convertible, will become convertible into shares of the Company’s common stock at the election of the respective holder subsequent to June 30, 2019.

Related Party Notes

During the six months ended June 30, 2019, the Company issued to family members of an officer of the Company and a Scientific Advisory Board member (the “SAB Member”) notes payable in the aggregate principal amount of $475,000, which bear interest at the rate of 15% per annum and provide for maturity dates between July 2019 and August 2019.

During the six months ended June 30, 2019, the Company partially repaid a certain related party note in the principal amount of $15,000.

During the six months ended June 30, 2019, the Company and a certain related party agreed to further extend the maturity date of a note payable with a principal balance of $30,000 from January 2019 to December 2019.

As of June 30, 2019, related party notes consisted of notes payable issued to certain directors of the Company, family members of an officer of the Company, the SAB Member, and Tuxis Trust (the “Trust”). A director and principal shareholder of the Company serves as a trustee of the Trust, which was established for the benefit of his immediate family.

As of June 30, 2019, certain related party notes in the aggregate principal amount of $475,000 were convertible into shares of common stock of the Company at a conversion price of $0.60 per share, subject to adjustment, and a five year warrant (the “Warrant”) for the purchase of a number of shares equal to the number of shares issued upon the conversion of the principal amount of the Note. The Warrant provides for an exercise price of $0.80 per share, subject to adjustment. As of June 30, 2019, the other related party notes in the aggregate principal amount of $705,000 were not convertible. See Note 9 – Subsequent Events for details regarding amendments to notes held by a director of the Company, and the Trust.

Convertible Notes

Issuances

During the six months ended June 30, 2019, the Company issued certain lenders convertible notes payable in the aggregate principal amount of $5,852,138 for aggregate cash proceeds of $5,516,198. The difference of $335,940 was recorded as a debt discount and will be amortized over the terms of the respective notes. The convertible notes bear interest at rates ranging between 8% to 15% per annum payable at maturity with original maturity dates ranging between July 2019 through June 2020. In connection with the issuance of a certain convertible note, the Company issued the lender 68,873 shares of the Company’s common stock and the relative fair value of $54,168 was recorded as debt discount and is being amortized over the term of the note. In connection with the issuance of certain convertible notes, the Company issued the lenders five-year warrants to purchase an aggregate of 165,000 shares of the Company’s common stock at exercise prices ranging from $0.56 per share to $1.00 per share. The aggregate grant date value of the warrants was $66,500, which was recorded as debt discount and is being amortized over the terms of the respective convertible notes. The warrants were subject to the Company’s sequencing policy and, as a result, were initially recorded as derivative liabilities. See below within Note 5 – Notes Payable – Conversions, Exchanges and Other and Note 8 – Derivative Liabilities for additional details regarding the ECOs of the convertible notes.

During the six months ended June 30, 2019, a certain convertible note in the principal amount of $148,014 was issued concurrently with the extinguishment of a certain other note payable in the same principal amount. See below within Note 5 – Notes Payable – Convertible Notes – Conversions, Exchanges and Other for additional details.

Embedded Conversion Options and Note Provisions

As of June 30, 2019, outstanding convertible notes in the aggregate principal amount of $3,808,241 were convertible into shares of common stock of the Company as follows: (i) $2,007,139 of aggregate convertible notes were convertible at a fixed price ranging from $1.00 to $2.00 per share for the first six months following the respective issue date, and thereafter at a conversion price generally equal to a range of 58% to 65% of the fair value of the Company’s stock, subject to adjustment, until the respective note has been paid in full, (ii) $876,102 of aggregate convertible notes were convertible generally at a range of 58% to 65% of the fair value of the Company’s stock, subject to adjustment, depending on the note, and (iii) $925,000 of aggregate convertible notes were convertible into shares of common stock of the Company at a conversion price ranging from $0.50 to $0.60 per share, subject to adjustment, and five-year warrants to purchase common stock of the Company in the same ratio. The warrants provide for an exercise price ranging from $0.75 to $0.80 per share, subject to adjustment. Convertible notes in the aggregate principal amount of $275,000 provide for a mandatory conversion into common stock of the Company and warrants to purchase common stock of the Company in the same ratio upon the completion of an underwritten public offering by the Company of its securities whereby the conversion price shall be equal to the lower of the respective original conversion terms, or 75% of the offering price for the shares of common stock of the Company, or units of shares of common stock of the Company and warrants, as the case may be, sold pursuant to the public offering. The Company analyzes the ECOs of its convertible notes at issuance to determine whether the ECO should be bifurcated and accounted for as a derivative liability or if the ECO contains a beneficial conversion feature. See below within Note 5 – Notes Payable – Convertible Notes – Embedded Conversion Options and Note Provisions and Note 8 – Derivative Liabilities for additional details regarding the ECOs of the convertible notes.

As of June 30, 2019, a portion of convertible notes with an aggregate principal balance of $2,764,226, which were not yet convertible, will generally become convertible into shares of the Company’s common stock subsequent to June 30, 2019 at a conversion price generally equal to 58% of the fair value of the Company’s stock, subject to adjustment, until the respective notes have been paid in full.

As of June 30, 2019, outstanding convertible notes in the aggregate principal amount of $4,096,363 have prepayment premiums, whereby, in the event that the Company elects to prepay certain notes during the one hundred eighty-day period following the issue date, the respective holder is entitled to receive a prepayment premium of up to 35%, depending on the note, on the then outstanding principal balance including accrued interest.

As of June 30, 2019, outstanding convertible notes in the aggregate principal amount of $3,082,328 have most favored nation (“MFN”) provisions, whereby, so long as such respective note is outstanding, upon any issuance by the Company of any security with certain identified provisions more favorable to the holder of such security, then at the respective holder’s option, those more favorable terms shall become a part of the transaction documents with the holder. As of June 30, 2019, notes with applicable MFN provisions were convertible using MFN conversion prices equal to 58% of the fair market value of the Company’s stock, as defined.

During the six months ended June 30, 2019, the Company determined that certain ECOs of issued or extended convertible notes were derivative liabilities. The aggregate issuance date value of the bifurcated ECOs was $3,186,760, of which $3,101,962 was recorded as a debt discount and is being amortized over the terms of the respective convertible notes and $84,798 was recognized as part of an extinguishment loss as described below. See Note 8 – Derivative Liabilities for additional details.

Conversions, Exchanges and Other

During the six months ended June 30, 2019, the Company and certain lenders exchanged certain convertible notes with bifurcated ECOs with an aggregate net carrying amount of $3,191,611 (including an aggregate of $1,550,471 of principal less debt discount of $354,900, $73,238 of accrued interest and $1,922,802 related to the separated ECOs accounted for as derivative liabilities) for an aggregate of 5,710,099 shares of the Company’s common stock at conversion prices ranging from $0.17 to $0.43 per share. The common stock had an aggregate exchange date value of $3,573,720 and, as a result, the Company recorded a loss on extinguishment of notes payable of $382,109. See Note 8 – Derivative Liabilities for additional details.

During the six months ended June 30, 2019, the Company repaid an aggregate principal amount of $2,186,629 of convertible notes payable, $131,935 of the respective aggregate accrued interest and an aggregate of $340,009 of prepayment premiums. As a result of the repayments, the Company recorded a loss on extinguishment of notes payable of $527,492 and an aggregate of $187,484 of the related debt discounts were extinguished.

During the six months ended June 30, 2019, a certain lender to the Company acquired a promissory note (classified in Other Notes) issued by the Company in the outstanding amount of $148,014 (inclusive of accrued interest reclassified to principal of $23,013) from a certain lender to the Company. The Company exchanged the acquired note for a new convertible note in the principal amount of $148,014 which accrues interest at a rate of 12% per annum, payable on the maturity date in March 2020. The ECO of the note was subject to sequencing and the issuance date fair value of $84,798 was accounted for as a derivative liability (see Note 8 – Derivative Liabilities for additional details). Since the fair value of the new ECO exceeded 10% of the principal amount of the new note, the note exchange was accounted for as an extinguishment, and accordingly the Company recognized a net loss on extinguishment of $90,994 in connection with the derecognition of the net carrying amount of $141,818 of the extinguished debt and the issuance of the new convertible notes in the aggregate principal amount $148,014 plus the fair value of the new note’s ECO of an aggregate of $84,798.

During the six months ended June 30, 2019, the Company and a certain lender agreed to an extension of the maturity date of a certain note payable with a principal balance of $100,000 from a maturity date in June 2019 to a new maturity date in December 2019. In consideration of the extension, the Company modified the conversion terms of the lender’s note to provide for a mandatory conversion into common stock of the Company and a five-year warrant to purchase common stock of the Company in the same ratio upon the completion of an underwritten public offering by the Company of its securities whereby, the conversion price shall be equal to the lower of the respective original conversion terms, or 75% of the offering price for the shares of common stock of the Company, or units of shares of common stock of the Company and warrants, as the case may be, sold pursuant to the public offering.

Other Notes

Exchange and Other

During the six months ended June 30, 2019, the Company and a certain lender agreed to an extension of the maturity date of a certain note payable with a principal balance of $125,000 from a maturity date in January 2019 to a new maturity date in December 2019. In consideration of the extension, the Company issued the lender 10,000 shares of the Company’s common stock. The issuance date fair value of the common stock of $7,052 was recorded as debt discount and is being amortized over the remaining term of the note.

During the six months ended June 30, 2019, a convertible promissory note in the principal amount of $148,014 was issued concurrently with the extinguishment of a certain other note payable in the same principal amount. See above within Note 5 – Notes Payable – Conversions, Exchanges and Other for additional details.

Note 7 – Notes Payable

A summary of the notes payable activity during the years ended December 31, 2018 and 2017 is presented below:

	Related Party	Convertible	Other	Debt
	Notes	Notes	Notes	Discount	Total
Outstanding, December 31, 2016	$827,500	$390,000	$1,119,065	$(179,964)	$2,156,601
Issuances	175,000	1,612,333	1,033,900	-	2,821,233
Indebtedness satisfied via settlement	-	637,250 [1]	(637,250)	-	-
Exchanges for equity	(97,500)	(50,000)	(203,750)	-	(351,250)
Conversions to equity	-	(495,197)	-	-	(495,197)
Repayments	(60,000)	(69,176)	(201,000)	-	(330,176)
Recognition of debt discount	-	-	-	(964,911)	(964,911)
Accretion of interest expense	-	4,660	13,500	188,124	206,284
Amortization of debt discount	-	-	-	619,266	619,266
Outstanding, December 31, 2017	$845,000	$2,029,870 [2]	$1,124,465	$(337,485)	$3,661,850
Issuances	-	6,357,286 [3]	128,000	-	6,485,286
Exchanges for equity	(95,000)	(2,739,926)	(1,047,247)	681,281	(3,200,892)
Conversions to equity	-	(105,000)	-	-	(105,000)
Repayments	(30,000)	(833,302)	-	61,001	(802,301)
Extinguishment of notes payable	-	(407,295)[3]	(318,493)[3]	-	(725,788)
Recognition of debt discount	-	-	-	(4,077,234)	(4,077,234)
Accretion of interest expense	-	7,782	245,776	370,483	624,041
Amortization of debt discount	-	-	-	2,289,591	2,289,591
Outstanding, December 31, 2018	$720,000	$4,309,415 [2]	$132,501	$(1,012,363)	$4,149,553

Outstanding, December 31, 2017	$845,000	$2,029,870 [2]	$1,124,465	$(337,485)	$3,661,850
Less: current portion, December 31, 2017	(845,000)	(1,834,332)	(1,124,465)	336,229	(3,467,568)
Non-current portion, December 31, 2017 [4]	$-	$195,538	$-	$(1,256)	$194,282

Outstanding, December 31, 2018	$720,000	$4,309,415 [2]	$132,501	$(1,012,363)	$4,149,553
Less: current portion, December 31, 2018	(720,000)	(3,710,024)	(132,501)	936,866	(3,625,659)
Non-current portion, December 31, 2018 [4]	$-	$599,391	$-	$(75,497)	$523,894

[1]	In connection with certain note extensions during the year ended December 31, 2017, the Company and a certain lender agreed to add embedded conversion options, permitting principal and the respective accrued interest to be convertible into shares of the Company’s common stock at the election of the lender any time until the balance has been paid in full. See Note 7 – Notes Payable – Convertible Notes and Note 11 – Derivative Liabilities for additional details regarding the embedded conversion options.

[2]	As of December 31, 2018 and 2017, a portion of convertible notes with an aggregate principal balance of $2,374,415 and $1,777,788, respectively, was convertible into shares of common stock at the election of the holder any time immediately until the balance has been paid in full. As of December 31, 2018 and 2017, a portion of convertible notes with an aggregate principal balance of $0 and $252,082, respectively, was convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised that conversion right, the respective holder had the right to accelerate the conversion of up to $0 and $196,666 of principal into shares of common stock at December 31, 2018 and 2017, respectively, at the same conversion price. As of December 31, 2018, a portion of convertible notes with an aggregate principal balance of $1,935,000, which were not yet convertible, will become convertible into shares of the Company’s common stock at the election of the respective holder subsequent to December 31, 2018.

[3]	During the year ended December 31, 2018, convertible notes in the aggregate principal amount of $725,788 were issued concurrently with the extinguishment of certain notes payable in the same aggregate principal amount. See below within Note 7 – Notes Payable – Conversions, Exchanges and Other for additional details.

[4]	As of December 31, 2018 and 2017, the Company reclassified principal in the aggregate amount of $523,894 and $194,282, respectively (net of debt discount of $75,497 and $1,256, respectively), and accrued interest in the aggregate amount of $18,137 and $9,591, respectively, to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock subsequent to December 31, 2018 and 2017, respectively. See Note 12 – Subsequent Events for additional details regarding notes payable.

Related Party Notes

As of December 31, 2018 and 2017, related party notes consisted of notes payable issued to certain directors of the Company, family members of an officer of the Company, and the Tuxis Trust (the “Trust”). A director and principal shareholder of the Company (the “Director/Principal Shareholder”) serves as a trustee of Trust, which was established for the benefit of his immediate family.

During the year ended December 31, 2017, the Company issued to the Director/Principal Shareholder a note in the principal amount of $175,000, which bears interest at a rate of 15% per annum payable and provided for a maturity date of December 1, 2017. In November 2017, the maturity date of the note was extended to December 1, 2018 as described below (subject to a Financing Acceleration, as defined below). The note is secured by the grant of a security interest in the Company’s equipment and intellectual property. In connection with the borrowing, the Company agreed that the payment of a note in the principal amount of $500,000 issued to the Trust (the “Trust Note”) is also secured by such security interest.

During the year ended December 31, 2017, the Company and the Trust agreed to extend the maturity date of the Trust Note from July 2017 to December 2017. As consideration of the extension, the Company increased the interest rate payable on the Trust Note from 10% to 15% per annum. During the year ended December 31, 2017, the maturity date of the Trust Note was further extended to December 1, 2018 as described below. In the event that, prior to maturity, the Company receives net proceeds of $10,000,000 from a single equity or debt financing (as opposed to a series of related or unrelated financings), the Trust has the right to require that the Company prepay the amount due under the Trust Note (subject to the consent of the party that provided the particular financing) (a “Financing Acceleration”).

During the year ended December 31, 2017, the Company, the Trust and the Director/Principal Shareholder agreed to extend the maturity dates of the above notes payable with an aggregate principal balance of $675,000, that were near maturity, to December 1, 2018 (subject to a Financing Acceleration). In consideration of the note extensions, the Company reduced the exercise prices for an aggregate of 1,219,444 previously issued five-year warrants to purchase the Company’s common stock at prices ranging from $4.50 to $5.00 per share to a reduced exercise price of $4.00 per share. The incremental modification expense of $84,722 has been recorded as debt discount and is being amortized over the extended term of the notes. During the year ended December 31, 2018, the Company, the Trust and the Director/Principal Shareholder agreed to further extend the maturity dates of the above notes payable with an aggregate principal balance of $675,000, that were near maturity, to December 31, 2019 (subject to a Financing Acceleration). In consideration of one of the note extensions, the Company reduced the exercise prices for an aggregate of 844,444 previously issued five-year warrants to purchase the Company’s common stock from an exercise price of $4.00 per share to a reduced exercise price of $1.50 per share. The incremental modification expense of $244,889 has been recorded as debt discount and is being amortized over the extended term of the respective note. See Note 10 – Stockholders’ Deficiency for additional details regarding the warrant modification.

During the year ended December 31, 2017, the Company and a director of the Company agreed to extend the maturity date of a note payable with a principal balance of $50,000 from February 2017 to February 2018. In connection with the extension, the Company issued the director a five-year, immediately vested warrant to purchase 5,000 shares of common stock at an exercise price of $4.00 per share. The grant date fair value of the warrant of $8,050 was recorded as debt discount and is being amortized over the remaining term of the note.

During the year ended December 31, 2018, the Company and certain related parties agreed to further extend the maturity dates of notes payable with an aggregate principal balance of $140,000 from maturity dates ranging between August 2016 to February 2018 to new maturity dates ranging from July 2018 to December 2018. As of December 31, 2018, a certain related party note in the outstanding principal amount of $45,000 was past maturity.

During the year ended December 31, 2017, the Company and certain related party lenders agreed to exchange certain related party notes with an aggregate principal balance of $97,500 and aggregate accrued interest of $288 into an aggregate of 32,597 shares of common stock and immediately vested five-year warrants to purchase an aggregate of 32,597 shares of common stock at an exercise price of $4.00 per share. The common stock and warrants had an aggregate exchange date value of $118,328 and, as a result, the Company recorded a loss on extinguishment of notes payable of $20,540.

During the year ended December 31, 2018, the Company and certain related parties agreed to exchange certain notes with an aggregate principal balance of $95,000 for an aggregate of 76,000 shares of the Company’s common stock. The common stock had an aggregate exchange date value of $114,000 and, as a result, the Company recorded a loss on extinguishment of notes payable of $19,000.

During the years ended December 31, 2018 and 2017, the Company partially repaid certain related party notes in the aggregate principal amount of $30,000 and $60,000, respectively.

Convertible Notes

Issuances

During the year ended December 31, 2017, the Company issued lenders convertible notes in the aggregate principal amount of $1,554,000, for aggregate gross proceeds of $1,415,970. The difference of $138,030 was recorded as an original issue discount and is being amortized over the terms of the respective notes. The convertible notes bore interest at rates ranging between 6% to 10% per annum payable at maturity with maturity dates ranging between November 2017 through July 2018. In connection with the issuance of these convertible notes, the Company issued a certain lender 8,000 shares of common stock. Additionally, in connection with the issuance of certain convertible notes, the Company issued certain lenders five-year warrants to purchase an aggregate 62,019 shares of the Company’s common stock at exercise prices ranging from $4.00 to $4.15 per share, subject to a mandatory redemption provision depending on the warrant. The aggregate relative fair value of the common stock and warrants was $104,402, which was recorded as a debt discount and is being amortized over the terms of the respective convertible notes. See Note 11 – Derivative Liabilities for details regarding the mandatory redemption provision. In connection with certain convertible notes, the Company incurred $13,750 of debt issuance costs which is being amortized over the terms of the respective notes.

During the year ended December 31, 2017, the Company issued a lender a note payable in the principal amount of $83,333 of which $25,000 of principal bore no interest and $58,333 of principal bore interest at 10% per annum and was convertible into common stock. In connection with the issuance of the note, the Company received gross proceeds of $75,000, and the difference of $8,333 has been recorded as an original issue discount and will be amortized over the term of the note. The note provided for payment as follows: (i) $25,000 of principal (classified as an other note herein), which bore no interest and was not convertible into common stock, was payable three weeks from the issuance date, (ii) $11,667 of principal and the respective interest on such principal was payable six months from the issuance date (the “First Maturity Date”), (iii) $11,667 of principal and the respective interest on such principal was payable two weeks following the First Maturity Date, (iv) $11,667 of principal and the respective accrued interest on such principal was payable four weeks following the First Maturity Date, (v) $11,667 of principal and the respective interest on such principal was payable six weeks following the First Maturity Date, and (vi) $11,667 of principal and the respective interest on such principal was payable eight weeks following the First Maturity Date. In connection with the issuance of this note, the Company issued the lender 3,500 shares of common stock with a relative fair value of $6,458 which was recorded as an original issue discount and is being amortized over the term of the note.

During the year ended December 31, 2018, the Company issued certain lenders and a consultant convertible notes payable in the aggregate principal amount of $5,631,498 for aggregate cash proceeds of $4,947,475. The difference of $684,025 was recorded as follows: (i) $424,023 was recorded as a debt discount and will be amortized over the terms of the respective notes and (ii) $260,000 was recognized as consulting expense in the consolidated financial statements for services performed during the period. See Note 9 – Commitments and Contingencies for additional details regarding convertible notes issued in connection with consulting services. The convertible notes bear interest at rates ranging between 6% and 15% per annum payable at maturity with original maturity dates ranging between June 2018 through December 2019. In connection with the issuance of certain convertible notes, the Company issued the lenders an aggregate of 53,249 shares of the Company’s common stock and the relative fair value of $60,925 was recorded as debt discount and is being amortized over the terms of the respective notes. See below within Note 7 – Notes Payable – Conversions, Exchanges and Other and Note 11 – Derivative Liabilities for additional details regarding the ECOs of the convertible notes.

During the year ended December 31, 2018, convertible notes in the aggregate principal amount of $725,788 were issued concurrently with the extinguishment of certain convertible and other notes payable in the same aggregate principal amount. See below within Note 7 – Notes Payable – Conversions, Exchanges and Other for additional details.

Embedded Conversion Options and Note Provisions

As of December 31, 2018, outstanding convertible notes in the aggregate principal amount of $2,374,415 were convertible into shares of common stock of the Company as follows: (i) $920,000 of aggregate convertible notes were convertible at a fixed price ranging from $1.00 to $2.00 per share for the first six months following the respective issue date, thereafter, at a conversion price equal to 58% of the fair value of the Company’s stock, subject to adjustment, until the respective note has been paid in full, (ii) $350,000 of convertible notes were convertible at a fixed conversion price of $2.15 per share, (iii) $100,000 of convertible notes were convertible at the greater of (a) 60% of the fair value of the Company’s stock or (b) $1.00 per share, (iv) $904,415 of aggregate convertible notes were convertible at a range of 58% to 65% of the fair value of the Company’s stock (subject to adjustment), depending on the note, and (v) $100,000 of convertible notes were convertible into shares of common stock of the Company at a conversion price of $0.60 per share, subject to adjustment, and a five year warrant (the “Warrant”) for the purchase of a number of shares equal to the number of shares issued upon the conversion of the principal amount of the Note. The Warrant provides for an exercise price of $0.80 per share, subject to adjustment. The Company analyzes the ECOs of its convertible notes at issuance to determine whether the ECO should be bifurcated and accounted for as a derivative liability or if the ECO contains a beneficial conversion feature. See below within Note 7 – Notes Payable – Convertible Notes and Note 11 – Derivative Liabilities for additional details regarding the embedded conversion options of the convertible notes.

As of December 31, 2018, a portion of convertible notes with an aggregate principal balance of $1,935,000, which were not yet convertible, will become convertible into shares of the Company’s common stock subsequent to December 31, 2018, as follows: (i) $1,835,000 of aggregate convertible notes will generally become convertible at a conversion price equal to 58% of the fair value of the Company’s stock, subject to adjustment, until the respective note has been paid in full and (ii) $100,000 of convertible notes will become convertible at the greater of (a) 58% of the fair value of the Company’s stock or (b) $1.50 per share.

As of December 31, 2018, outstanding convertible notes in the aggregate principal amount of $69,978 have mandatory prepayment terms at the option of the holder (“MPOs”). Convertible notes issued with MPOs permit the respective holder to demand prepayment of the note, in cash, at a premium of 35% of the then outstanding principal balance and accrued interest during the period between 150 days to 179 days following the respective issuance date.

As of December 31, 2018, outstanding convertible notes in the aggregate principal amount of $2,798,493 have prepayment premiums, whereby, in the event that the Company elects to prepay certain notes during the first ninety-day period following the issue date, the respective holder is entitled to receive a prepayment premium of up to 35%, depending on the note, on the then outstanding principal balance including accrued interest. In the event that the Company prepays any of the notes during the second ninety-day period following the issue date, the respective holder is entitled to receive a prepayment premium of up to 40%, depending on the note, on the then outstanding principal balance including accrued interest. In the event that the Company prepays a certain note after the 180th day period following the issue date and prior to maturity, the holder is entitled to receive a prepayment premium of 50% on the then outstanding principal balance including accrued interest.

As of December 31, 2018, outstanding convertible notes in the aggregate principal amount of $1,849,978 have most favored nation (“MFN”) provisions, whereby, so long as such respective note is outstanding, upon any issuance by the Company of any security with certain identified provisions more favorable to the holder of such security, then at the respective holder’s option, those more favorable terms shall become a part of the transaction documents with the holder. As of December 31, 2018, notes with applicable MFN provisions were convertible using MFN conversion prices equal to 58% of the fair market value of the Company’s stock, as defined.

During the year ended December 31, 2018, the Company determined that certain ECOs of issued or extended convertible notes were derivative liabilities. The aggregate issuance date value of the bifurcated ECOs was $3,631,702, of which $3,181,376 was recorded as a debt discount and is being amortized over the terms of the respective convertible notes and $450,326 was recognized as part of an extinguishment loss as described below. See Note 11 – Derivative Liabilities for additional details.

During the years ended December 31, 2018 and 2017, the contingently adjustable non-bifurcated, beneficial conversion features associated with certain convertible notes were resolved and such notes became convertible during the period. The Company estimated the intrinsic value of the beneficial conversion features based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the adjusted conversion price embedded in the convertible note. During the years ended December 31, 2018 and 2017, the Company recognized $69,394 and $11,991, respectively, related to the beneficial conversion feature as debt discount which was immediately amortized.

Conversions, Exchanges and Other

During the year ended December 31, 2017, the Company and a certain lender agreed to exchange a certain convertible note with a principal balance of $50,000 and accrued interest of $2,712 into 29,280 shares of common stock. The common stock had an exchange date value of $58,560 and, as a result, the Company recorded a loss on extinguishment of notes payable of $5,848.

During the year ended December 31, 2017, certain convertible notes with an aggregate principal balance of $495,197 and aggregate accrued interest of $29,338 were converted into an aggregate of 243,441 shares of common stock at conversion prices ranging from $1.75 to $2.77 per share at the election of either the Company or the respective lender.

During the year ended December 31, 2017, the Company and a lender agreed to multiple extensions of the maturity dates of notes payable with an aggregate principal balance of $637,250 with maturity dates that were near or at maturity to maturity dates ranging from December 1, 2017 through February 10, 2018. In connection with one of the note extensions, the Company issued the lender 2,500 shares of common stock. The issuance date fair value of the common stock of $5,000 has been recorded as a debt discount and is being amortized over the term of the note. Additionally, in connection with one of the extensions, the Company incurred an extension fee in the amount $8,500 which was accreted as interest expense and added to the principal balance of the note. Also, in connection with the note extensions, the Company increased the effective rate at which the notes bore interest from 0% to 8% on dates effective between August 2, 2017 and September 7, 2017. Furthermore, in connection with certain extensions, the Company and the lender agreed to add an aggregate $4,660 of incurred interest to the principal of the respective notes. Further, in connection with the note extensions, the Company added embedded conversion options, pursuant to which each payment of principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the lender at any time until the balance has been paid in full at a conversion price equal to 80% of the fair market value of the Company’s stock (subject to reduction to 70% under certain circumstances); however, generally the conversion price could not be less than $1.00 per share. The embedded conversion options of the notes were determined to be derivative liabilities. The aggregate issuance date value of the embedded conversion options was $252,117, which was recorded as a debt discount and is being amortized over the terms of the respective convertible notes. See Note 11 – Derivative Liabilities for additional details.

During the year ended December 31, 2017, the Company repaid an aggregate principal amount of $69,176 of convertible notes.

During the year ended December 31, 2018, the Company and certain lenders exchanged certain convertible notes with bifurcated ECOs with an aggregate net carrying amount of $5,144,063 (including an aggregate of $2,058,645 of principal net of debt discount, $166,022 of accrued interest and $2,919,396 related to the separated ECOs accounted for as derivative liabilities) for an aggregate of 3,734,664 shares of the Company’s common stock at conversion prices ranging from $0.28 to $2.38 per share. The common stock had an aggregate exchange date value of $5,846,809 and, as a result, the Company recorded a loss on extinguishment of notes payable of $702,746. See Note 11 – Derivative Liabilities for additional details.

During the year ended December 31, 2018, the Company elected to convert certain convertible notes with an aggregate principal balance of $105,000 and aggregate accrued interest of $5,636 into an aggregate of 97,424 shares of the Company’s common stock at conversion prices ranging from $0.82 to $2.02 per share.

During the year ended December 31, 2018, the Company repaid an aggregate principal amount of $833,302 of convertible notes payable, $44,787 of the respective aggregate accrued interest and an aggregate of $238,808 of prepayment premiums. As a result of the repayments, the Company recorded a loss on extinguishment of notes payable of $299,809 and an aggregate of $61,001 of the related debt discounts were extinguished.

During the year ended December 31, 2018, the Company and certain lenders agreed to multiple extensions of the maturity dates of notes payable with an aggregate principal balance of $681,445 from maturity dates ranging between December 2017 to July 2018 to new maturity dates ranging from April 2018 to September 2018. In consideration of the extensions, the Company issued a lender 4,500 shares of the Company’s common stock. The issuance date fair value of the common stock of $9,000 was recorded as debt discount and is being amortized over the remaining term of the note. See below within this Note 7 – Notes Payable – Conversions, Exchanges and Other and Note – 11 Derivative Liabilities for additional details regarding the ECOs of the convertible notes. As of December 31, 2018, there were no convertible notes payable past due.

During the year ended December 31, 2018, certain lenders to the Company acquired other promissory notes issued by the Company in the aggregate outstanding amount of $725,788 (inclusive of accreted interest of $76,272) from different lenders to the Company. The Company exchanged the acquired notes for new convertible notes in the aggregate principal amount of $725,788 which accrue interest at rates ranging between 8% to 12% per annum, payable on the respective maturity date ranging between August 2019 and November 2019. The ECOs of the notes were subject to sequencing and their issuance date fair value of $450,326 was accounted for as derivative liabilities (see Note 11 – Derivative Liabilities for additional details). Since the fair value of the new ECOs exceeded 10% of the respective principal amounts of the new notes, the note exchanges were accounted for as extinguishments, and accordingly the Company recognized a net loss on extinguishment of $248,891 in connection with the derecognition of the net carrying amount of $927,223 of the extinguished debt ($725,788 of aggregate principal and interest and the derivative liability carrying value of their ECOs of an aggregate of $201,435) and the issuance of the new convertible notes in the aggregate principal amount $725,788 plus the fair value of the new notes’ ECOs of an aggregate of $450,326.

Other Notes

Issuances

During the year ended December 31, 2017, the Company issued lenders other notes in the aggregate principal amount of $1,033,900 for aggregate gross proceeds of $915,000, and the difference of $118,900 has been recorded as an original issue discount and will be amortized over the terms of the respective notes (inclusive of $25,000 of principal of a note payable as discussed above in Note 7 – Notes Payable – Convertible Notes). The other notes bear interest at rates between 0% to 12% per annum payable at maturity. The other notes matured between dates in May 2017 to July 2018. In connection with the issuance of these other notes, the Company issued to certain lenders 22,653 shares of common stock and certain other lenders five-year warrants to purchase an aggregate of 55,000 shares of common stock at an exercise price of $4.00 per share. The aggregate relative fair value of the common stock and warrants of $116,248 was recorded as an original issue discount and is being amortized over the terms of the respective notes.

During the year ended December 31, 2018, the Company issued a lender three-month notes payable in the aggregate principal amount of $128,000, which bear no interest, for aggregate cash proceeds of $110,000. The $18,000 difference was recorded as debt discount and is being amortized over the terms of the respective notes. In connection with the issuances of the promissory notes, the Company issued the lender an aggregate of 6,500 shares of the Company’s common stock. The issuance date fair value of the common stock of $9,627 was recorded as debt discount and is being amortized over the terms of the respective notes.

Exchanges and Other

During the year ended December 31, 2017, the Company and certain lenders agreed to exchange certain other notes with an aggregate principal balance of $203,750 and aggregate accrued interest of $7,114 into an aggregate of 70,205 shares of common stock and immediately vested five-year warrants to purchase an aggregate of 63,205 shares of common stock at an exercise price of $4.00 per share. In addition, in consideration of the exchange by certain lenders, the Company agreed to extend the expiration dates of certain warrants held by the lenders for the purchase of an aggregate of 18,000 shares of common stock of the Company at an exercise price of $4.00 per share, from expiration dates ranging from April 27, 2021 to January 31, 2022 to a new expiration date of February 8, 2022. The common stock, warrants, and warrant modification (which represents the incremental value of the modified warrant as compared to the original warrant value, both valued as of the modification date) had an aggregate exchange date value of $244,414 and, as a result, the Company recorded a loss on extinguishment of notes payable of $33,550.

During the year ended December 31, 2017, the Company and certain lenders agreed to extend other notes with an aggregate principal balance of $984,063, that were near or at maturity, to various dates through October 2018. In consideration of the extensions, the Company issued certain lenders an aggregate 4,300 shares of the Company’s common stock. Also, in connection with the extensions, the Company issued certain lenders five-year, immediately vested warrants to purchase an aggregate of 56,118 shares of the Company’s common stock at exercise prices ranging between $4.00 to $5.00 per share. The aggregate grant date fair value of the common stock and warrants of $96,910 has been recorded as debt discount and is being amortized over the terms of the respective notes. Additionally, in connection with one of the extensions, the Company incurred debt issuance costs in the amount $5,000 which was accreted as interest expense and added to the principal balance of the note.

During the year ended December 31, 2017, the Company and a lender agreed to extend other notes with an aggregate principal balance of $637,250 such that the notes also became convertible into shares of the Company’s common stock. See Note 7 – Notes Payable – Convertible Notes for additional details.

During the year ended December 31, 2017, the Company repaid an aggregate principal amount of $201,000 of other notes.

During the year ended December 31, 2018, the Company and certain lenders agreed to exchange certain notes with an aggregate principal balance of $1,047,247 and aggregate accrued interest of $61,802 for an aggregate of 1,221,250 shares of the Company’s common stock at exchange prices ranging from $0.72 to $1.50 per share. The common stock had an aggregate exchange date value of $1,254,557 and, as a result, the Company recorded a loss on extinguishment of notes payable of $145,508.

During the year ended December 31, 2018, the Company and certain lenders agreed to multiple extensions of the maturity dates of notes payable with an aggregate principal balance of $1,309,747 from maturity dates ranging between December 2017 to October 2018 to new maturity dates ranging from March 2018 to January 2019. In consideration of the extensions, the Company issued certain lenders an aggregate of 35,000 shares of the Company’s common stock. The aggregate issuance date fair value of the common stock of $60,000 was recorded as debt discount and is being amortized over the remaining terms of the respective notes. Additionally, in connection with a certain extension, the Company increased the stated rate at which the note bears interest, from 0% to 8% per annum, effective June 2018. Furthermore, in connection with certain of the extensions, the Company accreted an aggregate of $177,286 as interest expense to the principal balance of the respective note. As of December 31, 2018, principal of $7,500 of a certain other note payable was past due.

During the year ended December 31, 2018, a convertible promissory note in the principal amount of $318,493 was issued concurrently with the extinguishment of a certain other note payable in the same principal amount. See above within Note 7 – Notes Payable – Conversions, Exchanges and Other for additional details.